Annual Total Returns [BarChart] - Pioneer U.S. Government Money Market Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.27%
Annual Return 2018	1.21%
Annual Return 2019	1.50%
Annual Return 2020	0.20%